Note 13 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 10. COMMITMENTS AND CONTINGENCIES

Leases

The Company rents property, equipment and certain office equipment under operating leases. Lease expense under operating leases and rental contracts amounted to $382 thousand and $581 thousand for the three months ended March 31, 2014 and 2013, respectively.

Lawsuits

We operate in a highly regulated industry. We are subject to the regulatory authority of the SEC, the EPA and numerous other federal and state governmental agencies. From time to time, we may become involved in litigation relating to claims arising from our ordinary course of business. While we cannot predict the outcome of any proceedings with certainty, we do not believe that there are any claims or actions pending or threatened against us, the ultimate disposition of which we believe would have a material adverse effect on us or on our operations.

ABB, Inc., Plaintiff v. GreenHunter Energy, Inc., Defendant, In the Superior Court of California, County of Imperial, Case No. ECU07002 . ABB, Inc. was a subcontractor to Crown Engineering for the work done at our Mesquite Lake plant in Imperial County, California. GreenHunter Energy, Inc. had a construction contract directly with Crown Engineering only. On or about January 18, 2010, GreenHunter entered into a settlement agreement with Crown Engineering settling any disputes between the parties regarding the work done at our Mesquite Lake plant. Green Hunter performed all of its obligations under the settlement agreement. ABB is attempting to enforce payment of its claim, approximately $328 thousand by asserting it is a third party beneficiary under our settlement agreement with Crown Engineering.

A hearing was held in September 2013 solely on the issue of whether ABB was a third party beneficiary to the settlement agreement with Crown. The court ruled in favor of GreenHunter Energy, Inc. and decided that ABB was not a third party beneficiary. GreenHunter is preparing a motion for an award of attorneys’ fees for the underlying action.

Glen Pasak, Clint Howard and Manuel Rodriquez, Plaintiffs v. GreenHunter Water, LLC and GreenHunter Energy, Inc., Defendants, in the 23rd District Court of Wharton County, Texas, Case No.: 46,749 filed May 16, 2013. This lawsuit has not yet been served on Defendants. Upon information and belief, we believe the lawsuit alleges as follows: On December 31, 2012, Plaintiffs sold their interest in Blackwater and White Top to Defendants. As part of the transaction, Defendants agreed to be responsible for all debts and liabilities of Blackwater and White Top. Plaintiffs agreed to allow Defendants to collect all accounts receivable to Blackwater and White Top as part of the transaction in an amount totaling $2.5 million, having relied on representations made by Defendants. Among the debts and liabilities assumed by Defendants was a $1.0 million line of credit to First National Bank of Eagle Lake, which debt was personally guaranteed by Plaintiffs. The assumption of this liability was material to the sales transaction and Plaintiffs relied on multiple representations by Defendants that the debt would be assumed completely by Defendants. However, despite these assurances, Defendants have failed to pay or re-finance the debt to First National Bank of Eagle Lake. Further, Defendants have failed to use any of the accounts receivable collected from Blackwater and White Top to retire this debt. The Defendants were served on October 9th, and the Defendants have answered. The defendants have filed a motion to transfer venue to Dallas County, Texas. The case has been ordered to mediation. A mediation date of Wednesday, May 28, 2014 has been set. GreenHunter Resources and GreenHunter Water believe this case has no merit and the Defendants will ultimately prevail on all matters arising under this lawsuit.

GreenHunter Energy, Inc., White Top and Blackwater, Plaintiffs v. Glen T. Pasak and Clint C. Howard, Defendants, in the 101st District Court of Dallas County, Texas, Case No.: DC-13-06478 filed June 12, 2013. Plaintiffs seek injunctive relief against the Defendants to force Defendants to turn over certain assets in Defendant’s possession to Plaintiff. Defendants have delivered the property requested to Plaintiffs. Plaintiffs have amended their petition to include causes of action against the Defendants for breach of the equity purchase agreements and fraud. Plaintiff has amended its petition to include injunctive relief for additional property that the Defendants have in their possession. The parties have entered into an agreed upon temporary injunction regarding the property in question. The case has been ordered to mediation. A mediation date of Wednesday, May 28, 2014 has been set.

First National Bank of Eagle Lake, Plaintiff v. White Top Oilfield Construction, LLC, Blackwater Services, LLC and GreenHunter Resources, Inc., Defendants, et al., in the 329th District Court of Wharton County, Texas, Case No.: 46,894 filed July 24, 2013. Plaintiff is demanding payment for two promissory notes in favor of the bank by White Top and two promissory notes in favor of the bank by Blackwater aggregating in the amount of $1.0 million. The Defendants have answered this lawsuit. Defendants have filed a plea in abatement to have the case moved to Dallas County, Texas. Settlement negotiations are ongoing. Plaintiff’s claim has been reduced to approximately $250 thousand based on sales of foreclosed assets from the Company and other defendants. The case has been ordered to mediation. A mediation date of Wednesday, May 28, 2014 has been set.

PetroChem, Inc. v. GreenHunter Energy, Inc., et al. in the Superior Court for the State of California, County of Imperial, Case No. ECU-05216. PetroChem, Inc. was a subcontractor to Crown Engineering for the work done at our Mesquite Lake plant in Imperial County, California. GreenHunter Energy, Inc. had a construction contract directly with Crown Engineering only. On or about January 18, 2010, GreenHunter entered into a settlement agreement with Crown Engineering settling any disputes between the parties regarding the work done at our Mesquite Lake plant. Green Hunter performed all of its obligations under the settlement agreement. PetroChem is attempting to enforce payment of its claim, approximately $207 thousand by asserting it is a third party beneficiary under our settlement agreement with Crown Engineering.

The PetroChem claim was stayed by the bankruptcy court but PetroChem is attempting to move forward with their claim now by asserting they are third party beneficiary to our Crown settlement agreement. As this claim is similar to the ABB claim above, management believes this case has little or no merit and the Company will ultimately prevail.

Elisema R. Jones and Gregory Joseph Jones v. Blackwater Services and Damien Pacheco. 365thDistrict Court of Dimmitt County, Texas, Cause No. 11-12-11539-DCVAJA. Plaintiff brought suit against defendants for damages caused by an automobile accident with defendant Damien Pacheco, allegedly an employee of Blackwater. The claim is being handled by the insurance carrier and the Company estimates any damages will be covered by insurance.

Marcos Eric Ramon and Juan Castillo v .White Top Oilfield Construction and Jennay Marie Hawkins. 293rd District Court of Dimmitt County, Texas, Cause No. 13-07-12036-DCV. Plaintiff brought suit against defendants for damages caused by an automobile accident with defendant Jennay Hawkins, allegedly an employee of White Top. The claim is being handled by the insurance carrier and the Company estimates any damages will be covered by insurance.

SPX v. GreenHunter Energy, Inc., et al. in the Superior Court for the State of California, County of Imperial, Case No. ECU-5082. SPX was a subcontractor to Crown Engineering for the work done at our Mesquite Lake plant in Imperial County, California. GreenHunter Energy, Inc. had a construction contract directly with Crown Engineering only. On or about January 18, 2010, GreenHunter entered into a settlement agreement with Crown Engineering settling any disputes between the parties regarding the work done at our Mesquite Lake plant. Green Hunter performed all of its obligations under the settlement agreement. SPX is attempting to enforce payment of its claim, approximately $215 thousand.

The SPX claim was stayed by the bankruptcy court but SPX is attempting to move forward with their claim now as the stay has been lifted. Management believes this case has little or no merit and the Company will ultimately prevail.

Jose Torres, et al. v. GreenHunter Resources, Inc. and GreenHunter Water, LLC, in the 25thDistrict Court, Lavaca County, Texas, Cause No. 14-04-22652 CV. Jose Torres, an employee of Hunter Hauling, LLC, a subsidiary of the defendants, was killed on December 17, 2013 while working inside a tanker truck on the Company’s location in Moulton, Texas. Plaintiff claims injuries and damages were caused by the negligence and gross negligence of the named defendants. Defendants have tendered the case to the insurance companies for coverage. The Company has not yet answered the lawsuit and is currently conducting an investigation into this matter.

Jonathan D. Hoopes v. GreenHunter Resources, Inc., in the 162ndDistrict Court of Dallas, County, Texas, Cause No. DC-14-03179. Plaintiff has sued the Company for breach of an employment agreement and enforcement of certain rights under various stock option agreements with the Company. Plaintiff is alleging he is owed one years’ salary upon termination and wants to continue to vest in certain stock options after his termination. Defendant’s answer is due on May 12, 2014 and the Company denies the allegations in the complaint as the Company had either reached an agreement with the plaintiff for his severance payment or had good cause to terminate the plaintiff.

Mission Vacuum and Pump Truck v. GreenHunter Water, LLC, in the 218thDistrict Court, La Salle County, Texas, Cause No. 14-02-0018-CVL. Plaintiff filed suit against defendant to recover payments for goods and services rendered in the amount of approximately $311 thousand. The parties have reached an agreement on a payment plan, and payment will be made in full during 2014.

NOTE13. COMMITMENTS ANDCONTINGENCIES

On March 29, 2012, GreenHunter Water entered into a five year commercial lease agreement for an existing truck and barge transloading and water storage facility located in Washington County, Ohio. The facility is located on approximately 10 acres of land and contains 70,000 barrels (BBL) of functional bulk liquids storage tank capacity, a barge transloading station, a covered loading station with multiple truck servicing bays and office space. The lease commitment is for five years with monthly payments of $8 thousand for the first year, $10 thousand for the second year and $12 thousand for years three through five of the lease. Additionally, we are required to pay an additional fee of $0.04 per barrel for all wastewater delivered to and stored on the leased premises.

Leases

The Company rents property, equipment and certain office equipment under operating leases. Lease expense under operating leases and rental contracts amounted to $1.4 million and $538 thousand for the years ended December 31, 2013 and 2012, respectively.

Future minimum lease payments, by year and in the aggregate, for non-cancelable operating leases with initial or remaining terms of one year or more were as follows as of December 31, 2013:

2014	$617,288
2015	217,607
2016	177,000
2017	63,000
2018	27,000
Thereafter	92,917

$1,194,812

Lawsuits

We operate in a highly regulated industry. We are subject to the regulatory authority of the SEC, the EPA and numerous other federal and state governmental agencies. From time to time, we may become involved in litigation relating to claims arising from our ordinary course of business. While we cannot predict the outcome of any proceedings with certainty, we do not believe that there are any claims or actions pending or threatened against us, the ultimate disposition of which we believe would have a material adverse effect on us or on our operations.

ABB, Inc., Plaintiff v. GreenHunter Energy, Inc., Defendant, In the Superior Court of California, County of Imperial, Case No. ECU07002 . ABB, Inc. was a subcontractor to Crown Engineering for the work previously performed at our Mesquite Lake biomass plant in Imperial County, California. GreenHunter Energy, Inc. had a construction contract directly with Crown Engineering only. On or about January 18, 2010, GreenHunter entered into a settlement agreement with Crown Engineering settling any disputes between the parties regarding the work done at our Mesquite Lake plant. Green Hunter performed all of its obligations under the settlement agreement. ABB is attempting to enforce payment of its claim of approximately $328,000 by asserting it is a third party beneficiary under our settlement agreement with Crown Engineering.

A hearing was held on September 25 and 26, 2013 solely on the issue of whether ABB was a third party beneficiary to the settlement agreement with Crown. The court ruled in favor of GreenHunter Resources, Inc. and decided that ABB was not a third party beneficiary. ABB has notified the Company of its intention to appeal this ruling.

Glen Pasak, Clint Howard and Manuel Rodriquez, Plaintiffs v. GreenHunter Water, LLC and GreenHunter Energy, Inc., Defendants, in the 23rd District Court of Wharton County, Texas, Case No.: 46,749 filed May 16, 2013. This lawsuit has not yet been served on Defendants. Upon information and belief, we believe the lawsuit alleges as follows: On December 31, 2012, Plaintiffs sold their interest in Blackwater and White Top to Defendants. As part of the transaction, Defendants agreed to be responsible for all debts and liabilities of Blackwater and White Top. Plaintiffs agreed to allow Defendants to collect all accounts receivable to Blackwater and White Top as part of the transaction in an amount totaling $2.5 million, having relied on representations made by Defendants. Among the debts and liabilities assumed by Defendants was a $1 million line of credit to First National Bank of Eagle Lake, which debt was personally guaranteed by Plaintiffs. The assumption of this liability was material to the sales transaction and Plaintiffs relied on multiple representations by Defendants that the debt would be assumed completely by Defendants. However, despite these assurances, Defendants have failed to pay or re-finance the debt to First National Bank of Eagle Lake. Further, Defendants have failed to use any of the accounts receivable collected from Blackwater and White Top to retire this debt. The Defendants were served on October 9th, and the Defendants have answered. The defendants have filed a motion to transfer venue to Dallas County, Texas. The case has been ordered to mediation. No mediation date has been set at this time. GreenHunter Resources and GreenHunter Water believe this case has no merit and the Defendants will ultimately prevail on all matters arising under this lawsuit.

GreenHunter Energy, Inc., White Top and Blackwater, Plaintiffs v. Glen T. Pasak and Clint C. Howard, Defendants, in the 101st District Court of Dallas County, Texas, Case No.: DC-13-06478 filed June 12, 2013. Plaintiffs seek injunctive relief against the Defendants to force Defendants to turn over certain assets in Defendant’s possession to Plaintiff. Defendants have delivered the property requested to Plaintiffs. Plaintiffs amended their petition to include causes of action against the Defendants for breach of the equity purchase agreements, statutory fraud, and common fraud. Plaintiff has amended its petition to include injunctive relief for additional property that the Defendants have in their possession. The parties have entered into an agreed upon temporary injunction regarding the property in question. Plaintiffs have filed a motion for summary judgment in this matter.

First National Bank of Eagle Lake, Plaintiff v. White Top Oilfield Construction, LLC, Blackwater Services, LLC and GreenHunter Resources, Inc., Defendants, et al., in the 329th District Court of Wharton County, Texas, Case No.: 46,894 filed July 24, 2013. Plaintiff is demanding payment for two promissory notes in favor of the bank by White Top and two promissory notes in favor of the bank by Blackwater aggregating in the amount of $1,000,000. The Defendants have answered this lawsuit. Defendants have filed a plea in abatement to have the case moved to Dallas County, Texas. Settlement negotiations are ongoing. Plaintiff’s claim has been reduced to approximately $250,000 based on sales of previously foreclosed assets from the Company and other defendants.

PetroChem, Inc. v. GreenHunter Energy, Inc., et al. in the Superior Court for the State of California, County of Imperial, Case No. ECU-05216. PetroChem, Inc. was a subcontractor to Crown Engineering for the work done at our Mesquite Lake plant in Imperial County, California. GreenHunter Energy, Inc. had a construction contract directly with Crown Engineering only, not the Plaintiff. On or about January 18, 2010, GreenHunter entered into a settlement agreement with Crown Engineering settling any disputes between the parties regarding the work done at our Mesquite Lake plant. Green Hunter performed all of its obligations under the settlement agreement. PetroChem is attempting to enforce payment of its claim of approximately $207,000 by asserting it is a third party beneficiary under our settlement agreement with Crown Engineering.

The PetroChem claim was stayed by the bankruptcy court but PetroChem is attempting to move forward with their claim now by asserting they are third party beneficiary to our Crown settlement agreement. As this claim is similar to the ABB claim above, management believes this case has little or no merit and the Company will ultimately prevail.

Elisema R. Jones and Gregory Joseph Jones v. Blackwater Services and Damien Pacheco. 365thDistrict Court of Dimmitt County, Texas, Cause No. 11-12-11539-DCVAJA. Plaintiff brought suit against defendants for damages caused by an automobile accident with defendant Damien Pacheco, allegedly an employee of Blackwater. The claim is being handled by the insurance carrier and the Company estimates any potential claim will be covered by insurance.

Marcos Eric Ramon and Juan Castillo v .White Top Oilfield Construction and Jennay Marie Hawkins. 293rd District Court of Dimmitt County, Texas, Cause No. 13-07-12036-DCV. Plaintiff brought suit against defendants for damages caused by an automobile accident with defendant Jennay Hawkins, allegedly an employee of White Top. The claim is being handled by the insurance carrier and the Company estimates any potential claim will be covered by insurance.

Bibb Engineers v. GreenHunter Mesquite Lake, LLC and GreenHunter Resources, Inc. US District Court, Western District of Missouri, Case No.: 413-CV1091DW. Filed November 7, 2013. Plaintiffs performed engineering services on the Mesquite Lake Project. GreenHunter Resources executed a guaranty in favor of Bibb for the services in the amount of approximately $495,000 and the matter was settled in February 2014 when both parties entered into a settlement agreement. Defendant has agreed to pay Plaintiff 60 thousand per month until the claim is paid in full.

SPX v. GreenHunter Energy, Inc., et al. in the Superior Court for the State of California, County of Imperial, Case No. ECU-5082. SPX was a subcontractor to Crown Engineering for the work done at our Mesquite Lake plant in Imperial County, California. GreenHunter Energy, Inc. had a construction contract directly with Crown Engineering only. On or about January 18, 2010, GreenHunter entered into a settlement agreement with Crown Engineering settling any disputes between the parties regarding the work done at our Mesquite Lake plant. Green Hunter performed all of its obligations under the settlement agreement. SPX is attempting to enforce payment of its claim of approximately $215,000.

The SPX claim was stayed by the bankruptcy court but SPX is attempting to move forward with their claim now as the stay has been lifted. Management believes this case has little or no merit and the Company will ultimately prevail.

L & O Transport v. GreenHunter Water, LLC, in the County Court at Law # 2, Tarrant County, Texas, Case No. 2013-007394-2. L & O Transport performed services for GreenHunter Water in the amount of $87,600. Defendant has been served and an answer was filed on January 10, 2014. Defendant has made a series of payments to Plaintiff, which has greatly reduced the indebtedness to Plaintiff. The Company plans to pay the remaining balance in 2014.

Nueces Farm Center, Inc. v. White Top Oilfield Construction and Glen Pasak in the 94thJudicial District of Nueces County, Texas, Case No. 2013-DCU-5147-C . Plaintiff performed services for White Top in the amount of approximately $54,000. Defendant Glen Pasak guaranteed the debt. Defendant has been served and an answer has been filed. Defendant is investigating this claim.

Jose Torres, et al. v. GreenHunter Resources, Inc. and GreenHunter Water, LLC, in the County Court at Law # 1, Nueces County, Texas, Cause No. 2013-CCU-62314-1. Jose Torres, an employee of Hunter Hauling, LLC, a subsidiary of the defendants, was killed in an accident on December 17, 2013 while working inside a tanker truck on the Company’s location in Moulton, Texas. Plaintiff claims injuries and damages were caused by the negligence and gross negligence of the named defendants. Defendants have tendered the case to its insurance carriers for coverage. The Company has answered the lawsuit and is currently conducting an investigation into this matter. The plaintiffs have voluntarily dismissed the lawsuit with the right to refile the same at a later date.